ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 11.8%
	EQUITY - 3.3%
18,000	Blackrock Science & Technology Trust	$ 655,560

	FIXED INCOME - 8.5%
40,000	Nuveen Credit Strategies Income Fund	222,800
39,000	PIMCO Dynamic Income Fund	751,140
55,000	PIMCO Dynamic Income Opportunities Fund	730,400
		1,704,340

	TOTAL CLOSED END FUNDS (Cost $2,318,597)	2,359,900

	EXCHANGE-TRADED FUNDS — 63.2%
	EQUITY - 53.9%
100,000	Defiance Nasdaq 100 Enhanced Options Income ETF	1,515,000
100,000	Defiance S&P 500 Enhanced Options Income ETF	1,638,000
155,000	Global X Nasdaq 100 Covered Call ETF	2,714,050
40,000	JPMorgan Equity Premium Income ETF	2,273,200
37,000	JPMorgan Nasdaq Equity Premium Income ETF	2,005,030
28,000	Nationwide Nasdaq-100 Risk-Managed Income ETF	665,560
		10,810,840
	FIXED INCOME - 6.3%
40,000	iShares Preferred and Income Securities ETF	1,270,000

	MIXED ALLOCATION - 3.0%
50,000	Amplify High Income ETF	595,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,843,407)	12,676,340

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares				Fair Value
SHORT-TERM INVESTMENTS — 15.9%
MONEY MARKET FUND - 15.9%
3,189,149	First American Government Obligations Fund, Class X, 5.23% (Cost $3,189,149)(a)			$ 3,189,149

	TOTAL INVESTMENTS - 90.9% (Cost $18,351,153)			$ 18,225,389
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.1%			1,817,754
	NET ASSETS - 100.0%			$ 20,043,143

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
17	CME E-Mini Standard & Poor's 500 Index Futures	06/21/2024	$ 4,501,175	$ (29,363)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2024.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.7%
	EQUITY - 92.7%
390,275	Invesco QQQ Trust Series 1	$ 175,900,846
85,000	iShares Core S&P 500 ETF	45,046,600
100,000	SPDR S&P 500 ETF Trust	52,737,000
		273,684,446

	TOTAL EXCHANGE-TRADED FUNDS (Cost $138,432,926)	273,684,446

	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUND - 0.1%
190,040	First American Government Obligations Fund, Class X, 5.23% (Cost $190,040) (a)	190,040

	TOTAL INVESTMENTS - 92.8% (Cost $138,622,966)	$ 273,874,486
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.2%	21,346,460
	NET ASSETS - 100.0%	$ 295,220,946

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2024.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares				Fair Value
EXCHANGE-TRADED FUND — 66.8%
EQUITY - 66.8%
200,000	iShares MSCI EAFE ETF			$ 16,236,000

	TOTAL EXCHANGE-TRADED FUND (Cost $13,830,400)			16,236,000

SHORT-TERM INVESTMENTS — 3.7%
MONEY MARKET FUND - 3.7%
909,848	First American Government Obligations Fund, Class X, 5.23% (Cost $909,848)(a)			909,848

	TOTAL INVESTMENTS - 70.5% (Cost $14,740,248)			$ 17,145,848
	OTHER ASSETS IN EXCESS OF LIABILITIES- 29.5%			7,160,104
	NET ASSETS - 100.0%			$ 24,305,952

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
20	CME E-Mini NASDAQ 100 Index Futures	06/21/2024	$ 7,436,400	$ 197,843
20	CME E-Mini Standard & Poor's 500 Index Futures	06/21/2024	5,295,500	(34,545)
	TOTAL FUTURES CONTRACTS			$ 163,298

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
50	ICE US mini MSCI EAFE Index Futures	06/21/2024	$ 5,925,500	$ (98,023)
TOTAL FUTURES CONTRACTS

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2024.